Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Checking and saving accounts	$ 121,799	$ 208,440
Time deposits of no more than ninety days	34,000	30,000
Cash on hand	359	352
Cash and cash equivalents	$ 156,158	$ 238,792	$ 331,687	$ 204,715